13F-
09/30/2006
0001353342
$yw2qzog
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  November 14, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICA MOVIL S A DE C V	 SPON ADR L SHS   02364W105	4291   109000 SH       SOLE     01          109000        0        0
D BOEING CO	                 COMMON STOCK     097023105	3548    45000 SH       SOLE     01           45000        0        0
D BRISTOW GROUP INC              COMMON STOCK     110394103     2958    86000 SH       SOLE     01           86000        0        0
D CHC HELICOPTER CORP		 CL A SUB VGT     12541C203     2454   124700 SH       SOLE     01          124700        0        0
D EQUINIX INC			 COM NEW 	  29444U502     6479   107800 SH       SOLE     01          107800        0        0
D FIRST DATA		         COMMON STOCK     319963104     5040   120000 SH       SOLE     01          120000  	  0        0
D FOCUS MEDIA HLDG LTD	         SPONSORED ADR    34415V109     6047   104400 SH       SOLE     01          104400  	  0        0
D GEVITY HR INC                  COMMON STOCK     374393106     6265   275000 SH       SOLE     01          275000        0        0
D HARTFORD FINL SVCS GROUP INC	 COMMON STOCK     416515104     1718    19800 SH       SOLE     01           19800        0        0
D HOME SOLUTIONS AMER INC	 COMMON STOCK     437355100      841   153500 SH       SOLE     01          153500        0        0
D INTEL CORP	                 COMMON STCOK     458140100     2756   134000 SH       SOLE     01          134000        0        0
D KIRBY CORP		         COMMON STOCK     497266106     4136   132000 SH       SOLE     01          132000        0        0
D LAS VEGAS SANDS CORP	 	 COMMON STOCK     517834107     2700    39500 SH       SOLE     01           39500        0        0
D MARTIN MARIETTA MATLS INC	 COMMON STOCK     573284106     3385    40000 SH       SOLE     01           40000        0        0
D NEXEN INC			 COMMON STOCK     65334H102     3207    60000 SH       SOLE     01           60000        0        0
D OPTIMAL GROUP INC		 CL A NEW         68388R208      194    16500 SH       SOLE     01           16500        0        0
D ORCKIT COMMUNICATIONS LTD      SHS NEW          M7531S206      787    90000 SH       SOLE     01           90000        0        0
D PRUDENTIAL FINL INC            COMMON STOCK     744320102     2310    30300 SH       SOLE     01           30300        0        0
D SIX FLAGS INC			 COMMON STOCK	  83001P109     1211   231593 SH       SOLE     01          231593        0        0
D SPRINT NEXTEL CORP		 COM FON	  852061100     2350   137000 SH       SOLE     01          137000        0        0
D STATION CASINOS INC		 COMMON STOCK	  857689103     2406    41600 SH       SOLE     01           41600        0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     3916   240000 SH       SOLE     01          240000        0        0
D TIM PARTICIPACOES S A	         SPONS ADR PFD    88706P106     5751   206500 SH       SOLE     01          206500        0        0
D UNIBANCO-UNIAO DE BANCOS BRA	 GDR REP PFD UT   90458E107     5173    69900 SH       SOLE     01           69900        0        0
D VULCAN MATLS CO		 COMMON STOCK	  929160109     3521    45000 SH       SOLE     01           45000        0        0

S REPORT SUMMARY                 25 DATA RECORDS               83444        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       09/30/06
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            25
               Total Records                   25
               Total Omitted                    0
Report Market Value x($1000)                83444
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


Export

BrowserMicrosoft WordMicrosoft Excel

Actions

  1. Go Back to Client List

  ------------------------------------------------------------------------
13F Help
  ------------------------------------------------------------------------
http://pisas62/cgi-bin-local/cli_sys/restricted/apps/13f/prod/run_report.pl
(capolong)